Discontinued Operations and Assets Held for Sale - Consolidated Balance Sheet Components of Discontinued Operations (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Total current assets held for sale		$ 516,000
Long-term assets
Total long-term assets held for sale		466,000
Current liabilities
Total current liabilities for sale		127,000
Long-term liabilities
Total long-term liabilities held for sale		225,000
CoSense, NFI and Serenz [Member] | Discontinued Operations, Held-for-sale [Member]
Current assets
Accounts receivable		50,000
Inventory		420,000
Prepaid expenses and other current assets		46,000
Total current assets held for sale	$ 0	516,000
Long-term assets
Property and equipment, net		20,000
Other intangible assets		446,000
Total long-term assets held for sale	0	466,000
Current liabilities
Accounts payable		51,000
Accrued compensation and other current liabilities		76,000
Total current liabilities for sale	0	127,000
Long-term liabilities
Other long-term liabilities		225,000
Total long-term liabilities held for sale	$ 0	$ 225,000